Debt (Details Narrative) - USD ($)						1 Months Ended			4 Months Ended		9 Months Ended		12 Months Ended
	Aug. 19, 2021	Aug. 18, 2021	Apr. 16, 2021	Mar. 10, 2021	Nov. 24, 2020	Nov. 30, 2023	Nov. 14, 2023	Oct. 31, 2023	Apr. 30, 2023	Aug. 21, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jun. 30, 2023	Apr. 16, 2022	Jul. 26, 2021	Jun. 25, 2021	Apr. 07, 2021
Debt Instrument [Line Items]
Line of credit													$ 1,000,000	$ 0
Outstanding borrowings											$ 0		$ 3,000,000	$ 0
Line of credit facility interest rate during period													5.75%	1.50%
Note payable					$ 1,000,000
Interest rate				1.00%	1.00%
Maturity date				Mar. 10, 2022	Apr. 21, 2021
Stock sold for cash (ATM) - net of offering costs, shares				30,000
Proceeds from issuance of debt				$ 300,000									$ 2,191,308	$ 1,440,572
Aggregate debt interest											$ 262,500	$ 455,209		1,848,399
Number of shares granted											254,824		71,558
Stock issued for debt issuance costs, value														$ 25,249,574
Share price																				$ 3.76
Redeemable common stock											203,629	231,764
Net proceeds											$ 250,000	$ 2,187,122
Interest payable													$ 3,014
Line of credit limit											1,000,000		$ 3,000,000
Payments for line of credit facility											1,008,813
Payments for line of credit facility, principal value											1,000,000
Payments for line of credit facility, interest											$ 8,813
Subsequent Event [Member]
Debt Instrument [Line Items]
Face amount								$ 320,000
Original issue discount								48,000
Losses on extinguishment of debt							$ 291,000
Net proceeds								272,000
Increase in accrued interest						$ 3,000,000
Proceeds from debt net of issuance costs								587,760
Common Stock [Member]
Debt Instrument [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares											8,393			7,187,500
Stock issued for debt issuance costs, value											$ 25,803			$ 719
Share price											$ 4.79		$ 24.08
Common Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock issued for debt issuance costs, value								$ 539,760
Share price								$ 2.076
Related Party [Member]
Debt Instrument [Line Items]
Note payable											$ 3,145,997
Debt issuance costs											1,188,900
Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Share price													$ 28.51
Note Holder [Member]
Debt Instrument [Line Items]
Interest rate			8.00%
Stock sold for cash (ATM) - net of offering costs, shares					100,000					10,000
Lender [Member]
Debt Instrument [Line Items]
Note payable			$ 1,166,000
Maturity date			Jan. 16, 2022
Stock sold for cash (ATM) - net of offering costs, shares				10,000
Debt unamortized discount			$ 66,000
Number of shares granted			400,000
Offering price percentage																	125.00%
Lender [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares								260,000
Vehicle Loans [Member]
Debt Instrument [Line Items]
Line of credit													$ 4,000,000.0
Line of credit facility interest rate during period													3.50%
Line of credit, remaining borrowing capacity													$ 2,400,000
Promissory Notes [Member] | Related Party Three [Member]
Debt Instrument [Line Items]
Aggregate debt interest				$ 100,000
Promissory Notes [Member] | Related Party Two [Member]
Debt Instrument [Line Items]
Note payable																		$ 132,979	$ 265,958
Interest rate																		1.00%	1.00%
Debt unamortized discount																		$ 7,979	$ 15,958
Promissory Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
Note payable		$ 265,000
Interest rate		12.00%
Maturity date		Aug. 18, 2022
Debt unamortized discount		$ 15,000
Debt Instrument, Covenant Description		however if the Company completed a capital raise of at least $7,000,000 the entire outstanding principal and interest through August 18, 2022, was immediately due and payable within two business days of such occurrence.
Promissory Notes [Member] | Lender [Member]
Debt Instrument [Line Items]
Note payable	$ 265,000
Interest rate	12.00%
Maturity date	Aug. 19, 2022
Debt unamortized discount	$ 15,000
Debt Instrument, Covenant Description	however if the Company completed a capital raise of at least $7,000,000 the entire outstanding principal and interest through August 19, 2022, was immediately due and payable within two business days of such occurrence.
Notes Payable One [Member]
Debt Instrument [Line Items]
Debt unamortized discount											8,951
Face amount											1,500,000
Original issue discount											150,000
Fee amount											140,000
Debt issue costs											290,000
Proceeds from issuance costs											$ 1,210,000
Redeemable common stock											150,000
Debt conversion price											$ 0.74
Debt issuance costs											$ 495,400
Notes Payable One [Member] | Non Vehicles [Member]
Debt Instrument [Line Items]
Note payable											$ 180,722
Interest rate											10.00%
Aggregate debt interest											$ 74,838
Debt unamortized discount											19,690
Face amount											275,250
Net proceeds											$ 250,000
Interest rate											8.90%
Deb iInstrument repaid principal											$ 275,250
Interest payable											25,250
Proceeds from debt net of issuance costs											25,250
Notes Payable One [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Share price							$ 1.94
Losses on extinguishment of debt							$ 291,000
Notes Payable One [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock issued for debt issuance costs, value											$ 256,000
Share price											$ 2.56
Notes Payable One [Member] | Related Party [Member]
Debt Instrument [Line Items]
Note payable											$ 1,491,049
Debt issuance costs											$ 546,000
Notes Payable One [Member] | Lender [Member]
Debt Instrument [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares											250,000
Commitment fee shares											$ 150,000
share redemption value											$ 8
Number of redeemed, shares											150,000
Controlling interest rate											5.00%
Notes Payable One [Member] | Lender [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Number of redeemed, shares							150,000
Notes Payable Two [Member]
Debt Instrument [Line Items]
Aggregate debt interest									$ 275,625
Face amount									262,500
Controlling interest rate											20.00%
Net proceeds											$ 250,000
Accrued interest									$ 13,125
Notes Payable Two [Member] | Related Party [Member]
Debt Instrument [Line Items]
Note payable
Debt issuance costs											12,500
Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt unamortized discount											413,741
Face amount											600,000
Original issue discount											60,000
Fee amount											28,900
Debt issue costs											88,900
Proceeds from issuance costs											$ 511,100
Debt conversion price											$ 1.23
Notes Payable Three [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock issued for debt issuance costs, value											$ 406,500
Share price											$ 2.71
Share price											$ 0.20
Notes Payable Three [Member] | Related Party [Member]
Debt Instrument [Line Items]
Note payable											$ 186,259
Debt issuance costs											$ 495,400
Notes Payable Three [Member] | Lender [Member]
Debt Instrument [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares											150,000
Controlling interest rate											5.00%
Notes Payable Four To Nine [Member]
Debt Instrument [Line Items]
Debt unamortized discount											$ 16,311
Face amount											1,485,000
Original issue discount											135,000
Proceeds from issuance costs											1,350,000
Increase in accrued interest											3,000,000
Notes Payable Four To Nine [Member] | Related Party [Member]
Debt Instrument [Line Items]
Note payable											1,468,689
Debt issuance costs											$ 135,000
Notes Payable Four To Nine [Member] | Michael Farkas [Member]
Debt Instrument [Line Items]
Controlling interest rate											20.00%
Securities Based Line [Member]
Debt Instrument [Line Items]
Outstanding borrowings													1,000,000.0
Agreement [Member] | Notes Payable One [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares											100,000
Maximum [Member]
Debt Instrument [Line Items]
Line of credit													$ 3,000,000.0	$ 16,200,000
Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate						18.00%
Maximum [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Share price											$ 3.53
Maximum [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Share price											$ 3.51				$ 2.21	$ 2.21
Maximum [Member] | Vehicle Loans [Member]
Debt Instrument [Line Items]
Line of credit facility interest rate during period													9.00%
Maximum [Member] | Notes Payable Four To Nine [Member]
Debt Instrument [Line Items]
Interest rate											18.00%
Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate						8.00%
Minimum [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Share price											$ 3.06
Minimum [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Share price											$ 1.75				$ 1.98	$ 1.98
Minimum [Member] | Vehicle Loans [Member]
Debt Instrument [Line Items]
Line of credit facility interest rate during period													3.50%
Minimum [Member] | Notes Payable Four To Nine [Member]
Debt Instrument [Line Items]
Interest rate											8.00%